PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of:

	December 31, 2014	December 31, 2015

Furniture and office equipment	844,028	596,598
Telecommunications equipment	4,715,398	5,164,115
Leasehold improvements	1,371,744	1,328,176

	6,931,170	7,088,889
Less: Accumulated depreciation	(6,637,603)	(6,574,316)

	293,567	514,573

Depreciation expense for the years ended December 31, 2013, 2014 and 2015 was $1,829,963,  $1,048,398 and $543,861, respectively.  Total property and equipment disposal gains in 2013, 2014, and 2015 were $237,874, $403, and $114,379, respectively (sales proceeds less zero remaining net book value).  These gains mainly related to the disposal of computer hardware and networking equipment and are included as a component of general and administrative expenses.